Form N-SAR

                               SEMI-ANNUAL REPORT

                       FOR REGISTERED INVESTMENT COMPANIES

Report for six month period ending:       (a)
              or fiscal year ending:      12/31/00         (b)

Is this an amendment to a previous filing?  (Y/N):                             N

Those items or sub-items with a box "[_]" after the item number should be completed only if the answer has changed from the previous filing on this form.

1.       A.   Registrant Name:      American Skandia Life Assurance Corporation,
                          Variable Account B - Class 3

         B.   File Number:  811-8884

         C.   Telephone Number:  (203) 926-1888

2.       A.   Street:  One Corporate Drive, 10th Floor

         B.   City:  Shelton  C.  State:  CT  D.  Zip Code:  06484
              E.  Zip Ext.:  0883

         F.   Foreign County                              Foreign Postal Code:

3.       Is this first filing on this form by Registrant:  (Y/N)              N

4.       Is this the last filing on this form by Registrant:  (Y/N)           N

5.       Is Registrant a small business investment company (SBIC)?  (Y/N)     N
         [If answer is "Y" (Yes), complete only items 89 through 110.]

6.       Is Registrant a unit investment trust (UIT)?  (Y/N)                  Y
         [If answer is "Y" (Yes), complete only items 111 through 132.]

7.       A.   Is Registrant a series or multiple portfolio company?  (Y/N)
              [If answer is "N" (No), go to item 8.]

         B. How many separate series or portfolios did Registrant have at the end of the period?











SCREEN NUMBER:  01               PAGE NUMBER: 01                    NEXT SCREEN:

For period ending 12/31/99
File number 811- 8884


UNIT INVESTMENT TRUSTS


111.     A.   [_] Depositor Name:

         B.   [_] File Number (If any):

         C.   [_] City:             State:       Zip Code:            Zip Ext.:

                  Foreign County:                Foreign Postal Code:


111.     A.   [_] Depositor Name:

         B.   [_] File Number (If any):

         C.   [_] City:              State:       Zip Code:            Zip Ext.:

                  Foreign County:                Foreign Postal Code:

112.     A.   [_] Sponsor Name:

         B.   [_] File Number (If any):

         C.   [_] City:              State:       Zip Code:            Zip Ext.:

                  Foreign County:                Foreign Postal Code:


112.     A.   [_] Sponsor Name:

         B.   [_] File Number (If any):

         C.   [_] City:             State:       Zip Code:            Zip Ext.:

                  Foreign County:                Foreign Postal Code:










PAGE NUMBER:  43

For period ending 12/31/99
File number 811- 8884


113.     A.   [_] Trustee Name:

         B.   [_] City:              State:       Zip Code:            Zip Ext.:

                  Foreign County:                Foreign Postal Code:


113.     A.   [_] Trustee Name:

         B.   [_] City:              State:       Zip Code:            Zip Ext.:

                  Foreign County:                Foreign Postal Code:


114.     A.   [_] Principal Underwriter Name:

         B.   [_] File Number:   8-

         C.   [_] City:              State:       Zip Code:            Zip Ext.:

                  Foreign County:                Foreign Postal Code:


114.     A.   [_] Principal Underwriter Name:

         B.   [_] File Number:   8-

         C.   [_] City:              State:       Zip Code:            Zip Ext.:

                  Foreign County:                Foreign Postal Code:


115.     A.   [_] Independent Public Accountant Name:

         B.   [_] City:  Hartford    State:  CT   Zip Code:  06103     Zip Ext.:

                  Foreign County:                Foreign Postal Code:


115.     A.   [_] Independent Public Accountant Name:

         B.   [_] City:              State:       Zip Code:            Zip Ext.:

                  Foreign County:                Foreign Postal Code:




PAGE NUMBER:  44

For period ending 12/31/99
File number 811- 8884


116.     Family of investment companies information:

A.   [_] Is Registrant part of a family of investment companies?  (Y/N)        N

B.   [_] Identify the family in 10 letters:

        (NOTE:    In filing this form, use this identification consistently for all investment companies in family. This designation is for purposes of this form only.)

117.
A.   [_] Is Registrant a separate account of an insurance company?  (Y/N)      Y

         If answer is "Y" (Yes), are any of the following types of contracts funded by the Registrant:

B.   [_] Variable annuity contracts?  (Y/N)                                    Y

C.   [_] Scheduled premium variable life contracts?  (Y/N)                     N

D.   [_] Flexible premium variable life contracts?  (Y/N)                      N

E.   [_] Other types of insurance products registered under
         the Securities Act of 1933?  (Y/N)                                    N

118. [_]  State the number of series existing at the end of the period that
     had securities registered under the Securities Act of 1933                1

119. [_]  State the number of new series for which registration statements
     under the Securities Act of 1933 became effective during the period       0

120. [_]  State the total value of the portfolio securities on the date of
     deposit for the new series included in item 119 ($000's omitted)        N/A

121. [_]  State the number of series for which a current prospectus was in
     existence at the end of the period                                        1

122. [_]  State the number of existing series for which additional units were
     registered under the Securities Act of 1933 during the current period     0


PAGE NUMBER 45

For period ending 12/31/99
File number 811- 8884


123.     [_]  State the total value of the additional units considered in
              answering item 122 ($000's omitted)             $0

124.     [_]  State the total value of units of prior series that were placed in the portfolios of subsequent series during the current period (the value of these units is to be measured on the date they were
              placed in the subsequent series)  ($000's omitted)            $0

125.     [_]  State the total dollar amount of sales loads collected (before reallowances to other brokers or dealers) by Registrant's principal underwriter and any underwriter which is an affiliated person of the principal underwriter during the current period solely from the sale of units of all series of Registrant
              ($000's omitted)                                              $0

126. Of the amount shown in item 125, state the total dollar amount of sales loads collected from secondary market operations in Registrant's units (include the sales loads, if any, collected on units of a prior series placed in the portfolio of a subsequent

         series.)  ($000's omitted)                                         $0

127. List opposite the appropriate description below the number of series whose portfolios are invested primarily (based upon a percentage of NAV) in each type of security shown, the aggregate total assets at market value as of a date at or near the end of the current period of each such group of series and the total income distributions made by each such group of series during the current period (excluding distributions of realized gains, if any):

                                        Number of   Total Assets    Total Income
                                        Series        ($000's      Distributions
                                      Investing     omitted)    ($000's omitted)

A.       U.S. Treasury direct issue
B.       U.S. Government agency
C.       State and municipal tax-free
D.       Public utility debt
E.       Brokers or dealers debt or debt of
            brokers' or dealers' parent
F.       All other corporate intermed. & long-term debt
G.       All other corporate short-term debt
H.       Equity securities of brokers or dealers or parents
            of brokers or dealers
I.       Investment company equity securities
J.       All other equity securities        1           $781,466          $ -0-
                                                        --------
K.       Other securities

L.       Total assets of all series of Registrant       $781,466
                                                        ========

PAGE NUMBER:  46

For period ending 12/31/98
File number 811- 8884


128.     [_]  Is the timely payment of principal and interest on any of the portfolio securities held by any of Registrant's
              series at the end of the current period insured or
              guaranteed by an entity other than the issuer?  (Y/N)           N

              [If answer is "N" (No), go to item 131.]

129.     [_]  Is the issuer of any instrument covered in item 128
              delinquent or in default as to payment of principal or interest at the end of the current period? (Y/N)

              [If answer is "N" (No), go to item 131.]

130.     [_]  In computations of NAV or offering price per unit, is any part of the value attributed to instruments identified in
              item 129 derived from insurance or guarantees?  (Y/N)

131.     Total expenses incurred by all series of Registrant during the
         current reporting period ($000's omitted)                        $8,266

132. [_] List the "811 (Investment Company Act of 1940) registration number for all Series of Registrant that are being included in the filling.

























PAGE NUMBER:  47

This report is signed on behalf of the depositor in the Town of Shelton, County of Fairfield, and the State of Connecticut for the



                   AMERICAN SKANDIA LIFE ASSURANCE CORPORATION

                                    VARIABLE ACCOUNT B - CLASS 3







By American Skandia Life Assurance Corporation

/s/ David R. Monroe

     Senior Vice President, Treasurer and Corporate Controller

WITNESS:

--------------------------------
Geraldine Carlson
Administrative Assistant

This report is signed on behalf of the depositor in the Town of Shelton, County of Fairfield, and the State of Connecticut for the



                   AMERICAN SKANDIA LIFE ASSURANCE CORPORATION

                                    VARIABLE ACCOUNT B - CLASS 3







By American Skandia Life Assurance Corporation

-------------------------------------------
David R. Monroe

Senior Vice President, Treasurer and Corporate Controller

WITNESS:

-----------------------
Geraldine Carlson
Administrative Assistant